Segment Reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
We have two business segments: (i) REIT Advisory, which provides asset management and advisory services to other entities, and (ii) Hospitality Products and Services (“HPS”), which provides products and services to clients primarily in the hospitality industry. HPS includes (a) J&S, which provides event technology and creative communications solutions services, (b) Pure Rooms, which provides “allergy friendly” premium rooms in the hospitality industry, and (c) OpenKey, a hospitality focused mobile key platform that provides a universal smartphone app for keyless entry into hotel guest rooms. Our Pure Rooms and OpenKey operating segments do not individually meet the accounting criteria for separate disclosure as reportable segments. Accordingly, we have two reportable segments: REIT Advisory and J&S. We combine the operating results of Pure Rooms and OpenKey into an “all other” category, which we refer to as “Corporate and Other.”
The REIT Advisory segment primarily earns revenue by providing asset management and advisory services on a fee basis by managing the day-to-day operations of Ashford Trust and Ashford Prime and their respective subsidiaries, in conformity with each entity's investment guidelines. The J&S segment earns revenue by providing event technology services such as audio visual services, audio visual equipment rental, staging and meeting services and event-related communication systems as well as related technical support, to our customers in various venues including hotels and convention centers in the United States, Mexico and the Dominican Republic. Corporate and Other includes a portion of our revenue and operating expenses that are not directly attributable to the REIT Advisory segment or J&S. The revenue in this category primarily consists of income generated by Pure Rooms and OpenKey by providing services to hotels. As of December 31, 2017, there were no material revenues or expenses amongst our operating segments.
Our chief operating decision maker (“CODM”) uses multiple measures of segment profitability for assessing performance of our business. Our reported measure of segment profitability is net income, although the CODM also focuses on adjusted EBITDA and adjusted net income, which exclude certain gains, losses and charges, to assess performance and allocate resources. Our CODM currently reviews assets at the corporate (consolidated) level and does not currently review segment assets to make key decisions on resource allocations.
Certain information concerning our segments for the years ended December 31, 2017, and 2016 is presented in the following table (in thousands). Consolidated subsidiaries are reflected as of the acquisition date or as of the date we were determined to be the primary beneficiary of variable interest entities.

	Year Ended December 31, 2017				Year Ended December 31, 2016
	REIT Advisory	J&S	Corporate and Other	Ashford Inc. Consolidated	REIT Advisory	J&S	Corporate and Other	Ashford Inc. Consolidated
REVENUE
Advisory services	$65,982	$—	$—	$65,982	$67,228	$—	$—	$67,228
Audio visual	—	9,186	—	9,186	—	—	—	—
Other	4,006	—	2,399	6,405	335	—	44	379
Total revenue	69,988	9,186	2,399	81,573	67,563	—	44	67,607
EXPENSES
Depreciation and amortization	1,373	319	835	2,527	298	—	876	1,174
Impairment	1,041	—	31	1,072	—	—	—	—
Other operating expenses (1)	19,099	9,655	59,742	88,496	21,102	—	47,788	68,890
Total expenses	21,513	9,974	60,608	92,095	21,400	—	48,664	70,064
OPERATING INCOME (LOSS)	48,475	(788)	(58,209)	(10,522)	46,163	—	(48,620)	(2,457)
Interest expense	—	(68)	(15)	(83)	—	—	—	—
Amortization of loan costs	—	(6)	(33)	(39)	—	—	—	—
Interest income	—	—	244	244	—	—	73	73
Other income (expense) (2)	—	(47)	(24)	(71)	—	—	(9,239)	(9,239)
INCOME (LOSS) BEFORE INCOME TAXES	48,475	(909)	(58,037)	(10,471)	46,163	—	(57,786)	(11,623)
Income tax (expense) benefit	(18,324)	252	8,349	(9,723)	(16,684)	—	15,904	(780)
NET INCOME (LOSS)	$30,151	$(657)	$(49,688)	$(20,194)	$29,479	$—	$(41,882)	$(12,403)
________

(1)
Other operating expenses includes salaries and benefits, cost of revenues for audio visual and general and administrative expenses. REIT Advisory amounts represent expenses for which there is a direct offsetting amount included in revenues, including REIT equity-based compensation expense and reimbursable expenses.

(2)
Other income (expense) primarily includes the realized gain (loss) on investment in unconsolidated entity, the unrealized gain (loss) on investment in unconsolidated entity, dividend income, the realized gain (loss) on investments and the unrealized gain (loss) on investments.

For the year ended December 31, 2015, we operated in one business segment: asset and investment management, which included managing the day-to-day operations of Ashford Prime and its subsidiaries, Ashford Trust and its subsidiaries and the REHE Fund in conformity with each entity’s investment guidelines.
Geographic Information
The following table presents revenue by geographic area for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	Year Ended December 31,
	2017	2016	2015
United States	$78,420	$67,607	$58,981
Mexico	2,760	—	—
All other countries	393	—	—
	$81,573	$67,607	$58,981
The following table presents furniture, fixtures and equipment, net by geographic area as of December 31, 2017 and 2016 (in thousands):

	December 31, 2017	December 31, 2016
United States	$18,087	$12,044
Mexico	2,960	—
All other countries	107	—
	$21,154	$12,044